Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment, Net	PROPERTY AND EQUIPMENT, NET
Property and equipment, net consists of the following:

	December 31,
	2022	2021
Computer, office and other equipment	$813	$659
Computer software	80	80
Furniture and fixtures	100	100
Leasehold improvements	252	238
	1,245	1,077
Less: accumulated depreciation	(688)	(501)
Property and equipment, net	$557	$576
Total depreciation expense related to property and equipment, net was $187 and $138 for the years ended December 31, 2022 and 2021 respectively.